Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities
Schedule of percentage of legal ownership in significant consolidated subsidiaries and the consolidated Affiliated Entities

As of December 31, 2024, the Company’s significant consolidated subsidiaries and the consolidated Affiliated Entities are as follows:

			Percentage of
			direct or indirect
		Place of	economic
Name of subsidiaries and Affiliated entities	Date of establishment/acquisition	incorporation	ownership
Subsidiaries of the Company:
Tuniu (HK) Limited	Established on May 20, 2011	Hong Kong	100%
Tuniu (Nanjing) Information Technology Co., Ltd.	Established on August 24, 2011	PRC	100%
Beijing Tuniu Technology Co., Ltd. (“Beijing Tuniu”)	Established on September 8, 2008	PRC	100%
Xiamen Suiwang International Travel Service Co., Ltd.	Established on January 26, 2016	PRC	100%
Tianjin Tuniu International Travel Service Co., Ltd.	Established on March 23, 2016	PRC	100%
Guangzhou Kaihui Internet Microcredit Co., Ltd.	Established on June 13, 2016	PRC	100%
Variable Interest Entity (“VIE”)
Nanjing Tuniu Technology Co., Ltd. (“Nanjing Tuniu”)	Established on December 18, 2006	PRC	100%
Subsidiaries of VIE
Shanghai Tuniu International Travel Service Co., Ltd.	Acquired on August 22, 2008	PRC	100%
Nanjing Tuniu International Travel Service Co., Ltd.	Acquired on December 22, 2008	PRC	100%
Beijing Tuniu International Travel Service Co., Ltd.	Acquired on November 18, 2009	PRC	100%
Nanjing Tuzhilv Tickets Sales Co., Ltd.	Established on April 19, 2011	PRC	100%
Tuniu Insurance Brokers Co., Ltd.	Acquired on August 11, 2015	PRC	100%